John Hancock Funds II (the Trust)

Multi-Index Lifestyle Portfolios (the funds)

Supplement dated April 1, 2021 to the current Class A, Class I, Class R2, Class R4 and Class R5 prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved changes to each fund’s primary benchmark as of May 1, 2021 (Effective Date). Each fund will also make changes to its custom blended benchmark as of the Effective Date.

In connection with the changes described above, the following disclosure will be amended and restated as follows as of the Effective Date:

1.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class A (before tax)	19.59	7.39	8.33
after tax on distributions	16.77	5.49	6.61
after tax on distributions, with sale	13.01	5.26	6.09
Class I	25.88	8.49	8.33
Class R2	25.88	8.49	8.33
Class R4	25.88	8.49	8.33
Class R5	25.88	8.49	8.33
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	26.89	9.42	9.24
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)**	34.15	10.27	10.01
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	31.49	11.70	12.09
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	22.01	5.67	3.90
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)**	28.13	9.55	9.26
*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

2.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class A (before tax)	16.40	6.38	7.40
after tax on distributions	13.93	4.67	5.86
after tax on distributions, with sale	10.77	4.46	5.35
Class I	22.53	7.47	7.40
Class R2	22.53	7.47	7.40
Class R4	22.53	7.47	7.40
Class R5	22.53	7.47	7.40
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	23.67	8.40	8.31
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)**	30.18	9.30	9.13
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	24.43	8.47	8.29
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

3.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class A (before tax)	13.46	5.38	6.46
after tax on distributions	11.31	3.78	4.98
after tax on distributions, with sale	8.73	3.65	4.54
Class I	19.43	6.47	6.46
Class R2	19.43	6.47	6.46
Class R4	19.43	6.47	6.46
Class R5	19.43	6.47	6.46
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	20.33	7.42	7.49
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)**	25.33	8.04	8.13
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	20.75	7.34	7.27
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

4.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class A (before tax)	10.38	4.30	5.41
after tax on distributions	8.53	2.86	4.06
after tax on distributions, with sale	6.66	2.80	3.70
Class I	16.19	5.38	5.41

Class R2	16.19	5.38	5.41
Class R4	16.19	5.38	5.41
Class R5	16.19	5.38	5.41
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	15.89	5.84	5.99
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)**	19.81	6.56	6.68
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	17.10	6.17	6.21
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

5.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio is amended and restated as follows: 10 Indexes

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. - 7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class A (before tax)	7.19	3.16	4.38
after tax on distributions	5.72	1.90	3.17
after tax on distributions, with sale	4.48	1.92	2.90
Class I	12.83	4.22	4.38
Class R2	12.83	4.22	4.38
Class R4	12.83	4.22	4.38
Class R5	12.83	4.22	4.38
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	12.43	4.65	4.87
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)**	14.17	5.00	5.02
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	13.47	4.95	5.11
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

Multi-Index Lifestyle Portfolios (the funds)

Supplement dated April 1, 2021 to the current Class R6 prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved changes to each fund’s primary benchmark as of May 1, 2021 (Effective Date). Each fund will also make changes to its custom blended benchmark as of the Effective Date.

In connection with the changes described above, the following disclosure will be amended and restated as follows as of the Effective Date:

1.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class R6 (before tax)	25.90	8.57	8.37
after tax on distributions	22.92	6.64	6.64
after tax on distributions, with sale	16.81	6.21	6.11
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	26.89	9.42	9.24
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)**	34.15	10.27	10.01
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	31.49	11.70	12.09
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	22.01	5.67	3.90
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)**	28.13	9.55	9.26

*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

2.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0%

of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class R6 (before tax)	22.65	7.52	7.44
after tax on distributions	20.03	5.78	5.89
after tax on distributions, with sale	14.52	5.37	5.38
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	23.67	8.40	8.31
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)**	30.18	9.30	9.13
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	24.43	8.47	8.29
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

3.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class R6 (before tax)	19.48	6.51	6.49
after tax on distributions	17.19	4.87	4.99
after tax on distributions, with sale	12.34	4.53	4.56
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	20.33	7.42	7.49
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)**	25.33	8.04	8.13
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	20.75	7.34	7.27
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

4.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class R6 (before tax)	16.24	5.42	5.43
after tax on distributions	14.27	3.95	4.07
after tax on distributions, with sale	10.15	3.66	3.71
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	15.89	5.84	5.99
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)**	19.81	6.56	6.68
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	17.10	6.17	6.21
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

5.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio is amended and restated as follows: 10 Indexes

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class R6 (before tax)	12.76	4.26	4.40
after tax on distributions	11.20	2.97	3.18
after tax on distributions, with sale	7.79	2.77	2.91
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	12.43	4.65	4.87
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)**	14.17	5.00	5.02
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	13.47	4.95	5.11
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

Multi-Index Lifestyle Portfolios (the funds)

Supplement dated April 1, 2021 to the current Class 1 prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved changes to each fund’s primary benchmark as of May 1, 2021 (Effective Date). Each fund will also make changes to its custom blended benchmark as of the Effective Date.

In connection with the changes described above, the following disclosure will be amended and restated as follows as of the Effective Date:

1.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class 1 (before tax)	25.88	8.49	8.33
after tax on distributions	22.91	6.58	6.61
after tax on distributions, with sale	16.81	6.15	6.09
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	26.89	9.42	9.24
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)**	34.15	10.27	10.01
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	31.49	11.70	12.09
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	22.01	5.67	3.90
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)**	28.13	9.55	9.26

*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

2.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI

Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class 1 (before tax)	22.53	7.47	7.40
after tax on distributions	19.93	5.75	5.86
after tax on distributions, with sale	14.45	5.34	5.35
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	23.67	8.40	8.31
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)**	30.18	9.30	9.13
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	24.43	8.47	8.29
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

3.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class 1 (before tax)	19.43	6.47	6.46
after tax on distributions	17.16	4.85	4.98
after tax on distributions, with sale	12.31	4.51	4.54
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	20.33	7.42	7.49
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)**	25.33	8.04	8.13
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09

Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	20.75	7.34	7.27
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

4.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class 1 (before tax)	16.19	5.38	5.41
after tax on distributions	14.24	3.92	4.06
after tax on distributions, with sale	10.13	3.64	3.70
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	15.89	5.84	5.99
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)**	19.81	6.56	6.68
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	17.10	6.17	6.21
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

5.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio is amended and restated as follows: 10 Indexes

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class 1 (before tax)	12.83	4.22	4.38
after tax on distributions	11.29	2.95	3.17
after tax on distributions, with sale	7.83	2.75	2.90
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	12.43	4.65	4.87
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)**	14.17	5.00	5.02
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	13.47	4.95	5.11
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.